10-Q SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Summary of Revenue by Segment
Revenue related to the Company’s reporting segments is as follows:

	Three Months Ended March 31,
	2024	2023
Portfolio servicing	$217,935	$302,871
Active management	19,796,999	9,970,518
Originations	5,024,204	—
Segment revenue (including inter-segment)	25,039,138	10,273,389
Intersegment elimination	(3,551,954)	—
Total revenue	$21,487,184	$10,273,389
Revenue related to the Company’s reporting segments is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$1,002,174	$1,470,972
Active management	61,195,377	43,242,580
Originations	19,247,972	—
Segment revenue (including inter-segment)	81,445,523	44,713,552
Intersegment elimination	(15,044,072)	—
Total revenue	$66,401,451	$44,713,552

Summary of Segment Information
Cost of revenue related to the Company’s reporting segments is as follows:

	Three Months Ended March 31,
	2024	2023
Portfolio servicing	$362,392	$325,114
Active management (including stock-compensation)	958,472	164,436
Originations	4,951,987	—
Total expenses (including inter-segment)	6,272,851	489,550
Intersegment elimination	(3,551,954)	—
Total cost of revenue	$2,720,897	$489,550
Information related to the Company’s reporting segments for the three-month ended March 31, 2024 and 2023 is as follows:

	Three Months Ended March 31,
	2024	2023
Portfolio servicing	$(144,457)	$(22,243)
Active management	18,838,527	9,806,082
Originations	72,217	—
Total gross profit	18,766,287	9,783,839
Sales and marketing	(1,929,944)	(729,004)
General and administrative (including stock-based compensation)	(11,353,499)	(696,892)
Depreciation and amortization expense	(1,682,054)	(1,043)
Other (expense) income	(53,028)	(210,432)
Loss on change in fair value of warrant liability	946,960	—
Interest expense	(3,670,445)	(357,383)
Interest income	421,426	7,457
Gain (Loss) on change in fair value of debt	(2,712,627)	(953,433)
Unrealized (loss) gain on investments	1,164,966	125,220
Provision for income taxes	(1,173,513)	656,467
Net income (loss) attributable to non-controlling interests	(73,274)	460,707
Net income attributable to common stockholders	$(1,348,745)	$8,085,503
Information related to the Company’s reporting segments for the years ended December 31, 2023 and 2022 is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$278,115	$300,235
Active management	59,020,991	38,528,648
Originations	611,968	—
Total gross profit	59,911,074	38,828,883
Sales and marketing	(4,905,747)	(2,596,140)
General, administrative and other (including stock-based compensation)	(26,482,571)	(1,426,865)
Depreciation and amortization expense	(3,409,928)	(4,282)
Other (expense) income	(146,443)	(347,013)
Loss on change in fair value of warrant liability	(4,204,360)	—
Interest expense	(9,866,821)	(42,798)
Interest income	594,764	1,474
Gain (Loss) on change in fair value of debt	(2,356,058)	(90,719)
Unrealized (loss) gain on investments	1,369,112	(1,045,623)
Provision for income taxes	(1,468,535)	(889,943)
Less: Net gain (loss) attributable to non-controlling interests	482,139	(704,699)
Net income attributable to Abacus Life, Inc.	$9,516,626	$31,682,275